UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10475

COUNTRY Mutual Funds Trust
(Exact name of registrant as specified in charter)

1705 N. Towanda Ave., P.O. Box 2020
Bloomington, IL 61702
(Address of principal executive offices) (Zip code)

James M. Jacobs
Office of the General Counsel
1701 N. Towanda Ave.
Bloomington, IL 61702
(Name and address of agent for service)

1-800-245-2100
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2011

Item 1. Reports to Stockholders.

Semi-Annual Report

June 30, 2011

COUNTRY VP Growth Fund

COUNTRY VP Bond Fund

COUNTRY VP Mutual Funds — Expense Example June 30, 2011 (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 for the period 1/01/11 – 6/30/11.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  To the extent the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the example below.  The example below includes, but is not limited to, management fees, fund accounting and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

COUNTRY VP Growth Fund

			Expenses Paid
	Beginning Account	Ending Account	During Period
	Value 1/1/11	Value 6/30/11	1/1/11 – 6/30/11*
Actual(1)	$1,000.00	$1,067.60	$4.61
Hypothetical(2)	$1,000.00	$1,020.33	$4.51

(1)	Ending account values and expenses paid during period based on a 6.76% return. The return is considered after expenses are deducted from the Fund.
(2)	Ending account values and expenses paid during period based on a 5.00% annual return before expenses.
*	Expenses are equal to the Fund’s annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

COUNTRY VP Bond Fund

			Expenses Paid
	Beginning Account	Ending Account	During Period
	Value 1/1/11	Value 6/30/11	1/1/11 – 6/30/11*
Actual(1)	$1,000.00	$1,021.60	$3.51
Hypothetical(2)	$1,000.00	$1,021.32	$3.51

(1)	Ending account values and expenses paid during period based on a 2.16% return. The return is considered after expenses are deducted from the Fund.
(2)	Ending account values and expenses paid during period based on a 5.00% annual return before expenses.
*	Expensesare equal to the Fund’s annualized expense ratio of 0.70%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

COUNTRY VP Mutual Funds — Allocation of Portfolio Assets June 30, 2011 (unaudited)

COUNTRY VP Growth Fund*

COUNTRY VP Bond Fund*

*	Expressed as a percentage of total investments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for the use by U.S. Bancorp Fund Services, LLC.

COUNTRY VP Mutual Funds — Portfolio Highlights (unaudited)

COUNTRY VP Growth Fund
Average Annualized Total Returns June 30, 2011
			Since Inception
	1 Year	5 Years	11/17/03
COUNTRY VP Growth Fund (11/17/03)(1)	33.13%	3.96%	5.40%
S&P 500 Index(2)	30.69%	2.94%	5.23%

(1)	Performance would have been lower if returns had taken into account fees and expenses of any variable annuity contract or variable life insurance policy.
(2)
The S&P 500 Index is an unmanaged index that contains securities typically selected by growth managers as being representative of the U.S. stock market.  The Index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities.  An investment cannot be made directly in an index.

Ten Largest Holdings (excludes short-term investments) June 30, 2011
	Value	Percent of Fund
Exxon Mobil Corporation	$488,280	3.65%
CVS Caremark Corp.	428,412	3.21%
Microsoft Corporation	305,500	2.29%
International Business Machines Corporation	291,635	2.18%
General Electric Company	279,128	2.09%
3M Co.	275,065	2.06%
Dell, Inc.	273,388	2.05%
Ingersoll-Rand PLC	272,460	2.04%
Novartis AG	256,662	1.92%
Wal-Mart Stores, Inc.	255,072	1.91%
	$3,125,602	23.40%

COUNTRY VP Bond Fund
Average Annualized Total Returns June 30, 2011

	1 Year	5 Years	11/17/03
COUNTRY VP Bond Fund (11/17/03)(1)	2.78%	6.10%	4.62%
Barclays Capital U.S. Aggregate Bond Index(2)	3.90%	6.52%	5.11%

(1)	Performance would have been lower if returns had taken into account fees and expenses of any variable annuity contract or variable life insurance policy.
(2)
The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index that covers the USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-Related, Corporate, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS sectors.  The index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in securities.  An investment cannot be made directly in an index.

Ten Largest Holdings (excludes short-term investments) June 30, 2011
	Value	Percent of Fund
Federal Home Loan Mortgage Corp., 4.000%, 11/15/2018	$527,896	3.01%
U.S. Treasury Note, 3.000%, 7/15/2012	522,082	2.98%
U.S. Treasury Bond, 5.375%, 2/15/2031	410,211	2.34%
Federal Home Loan Bank, 4.500%, 1/15/2014	273,367	1.56%
JPMorgan Chase & Co., 5.375%, 10/1/2012	264,181	1.51%
Chicago, IL Metropolitan Water Reclamation
Build America General Obligation, 5.720%, 12/1/2038	259,535	1.48%
AT&T Inc., 5.500%, 2/1/2018	223,065	1.27%
State of Delaware Build America Unlimited General Obligation, 4.700%, 10/1/2021	211,910	1.21%
Hewlett Packard Co., 4.500%, 3/1/2013	211,810	1.21%
Honeywell International, Inc., 4.250%, 3/1/2013	211,671	1.21%
	$3,115,728	17.78%

COUNTRY VP Mutual Funds — Schedule of Investments June 30, 2011 (unaudited)

COUNTRY VP Growth Fund
	Shares	Value
COMMON STOCKS — 98.89%
Consumer Discretionary — 10.51%
Abercrombie & Fitch Co. — Class A	2,300	$153,916
Comcast Corporation — Class A	8,000	202,720
Gentex Corporation	5,250	158,707
Home Depot, Inc.	1,750	63,385
International Game Technology	9,000	158,220
The Jones Group, Inc.	10,300	111,755
Kohl’s Corporation	2,500	125,025
Newell Rubbermaid, Inc.	6,900	108,882
News Corporation — Class A	12,600	223,020
Target Corporation	2,100	98,511
		1,404,141
Consumer Staples — 14.61%
Archer-Daniels-Midland Company	5,500	165,825
Church & Dwight Co., Inc.	3,600	145,944
CVS Caremark Corporation	11,400	428,412
Energizer Holdings, Inc. (a)	1,500	108,540
The Kroger Co.	3,000	74,400
McCormick & Company, Inc.	2,700	133,839
Philip Morris International, Inc.	3,500	233,695
The Procter & Gamble Company	3,000	190,710
Ralcorp Holdings, Inc. (a)	2,500	216,450
Wal-Mart Stores, Inc.	4,800	255,072
		1,952,887
Energy — 14.91%
Apache Corporation	1,900	234,441
Chesapeake Energy Corp.	7,600	225,644
ChevronTexaco Corp.	1,900	195,396
ConocoPhillips	2,700	203,013
Exxon Mobil Corporation	6,000	488,280
Frontier Oil Corp.	4,487	144,975
Halliburton Company	4,900	249,900
Schlumberger Limited (b)	2,900	250,560
		1,992,209
Financials — 10.80%
ACE Limited (b)	3,400	223,788
Aflac Incorporated	5,100	238,068
American Express Company	3,600	186,120
Bank of New York Mellon Corporation	4,400	112,728
BlackRock, Inc.	700	134,267
JPMorgan Chase & Co.	5,400	221,076
State Street Corp.	3,700	166,833
Wells Fargo & Company	5,700	159,942
		1,442,822
Health Care — 16.06%
Abbott Laboratories	4,000	210,480
Amgen Inc. (a)	2,900	169,215
Baxter International Inc.	2,700	161,163
Eli Lilly and Company	3,400	127,602
Gilead Sciences, Inc. (a)	3,300	136,653
Johnson & Johnson	3,000	199,560
Medtronic, Inc.	3,100	119,443
Merck & Co., Inc	3,900	137,631
Novartis AG — ADR	4,200	256,662
Pfizer, Inc.	5,200	107,120
Roche Holding AG — ADR	6,000	251,760
St. Jude Medical, Inc.	2,500	119,200
WellPoint, Inc.	1,900	149,663
		2,146,152
Industrials — 8.94%
3M Co.	2,900	275,065
Emerson Electric Co.	2,300	129,375
General Dynamics Corp.	3,200	238,464
General Electric Company	14,800	279,128
Ingersoll-Rand PLC (b)	6,000	272,460
		1,194,492
Information Technology — 15.43%
Cisco Systems, Inc.	14,200	221,662
Dell, Inc. (a)	16,400	273,388
Google, Inc. (a)	230	116,467
Hewlett Packard Co.	3,000	109,200
Intel Corporation	9,900	219,384
International Business Machines Corporation	1,700	291,635
Microsoft Corporation	11,750	305,500
QUALCOMM, Inc.	4,350	247,037
Research In Motion Ltd. (a) (b)	2,900	83,665
Western Union Company	9,700	194,291
		2,062,229
Materials — 2.30%
BHP Billiton Limited — ADR	800	75,704
Monsanto Company	2,000	145,080
Newmont Mining Corporation	1,600	86,352
		307,136
Telecommunication Services — 2.20%
American Tower Corporation — Class A (a)	2,400	125,592
Vodafone Group PLC (b)	6,300	168,336
		293,928
Utilities — 3.13%
American Water Works Co., Inc.	5,300	156,085
NextEra Energy, Inc.	2,400	137,904
Westar Energy, Inc.	4,600	123,786
		417,775
TOTAL COMMON STOCKS
(Cost $10,671,238)		13,213,771
	Principal
	Amount
CORPORATE BONDS — 0.81%
Northern States Power Co.
8.000%, 08/28/2012	$100,000	108,191
TOTAL CORPORATE BONDS
(Cost $100,337)		108,191

The accompanying notes are an integral part of these financial statements.

COUNTRY VP Mutual Funds — Schedule of Investments June 30, 2011 (unaudited)

COUNTRY VP Growth Fund (continued)
	Shares	Value
SHORT-TERM INVESTMENTS — 0.34%
Federated Prime Obligations Fund 0.09% (c)	45,484	$45,484
TOTAL SHORT-TERM INVESTMENTS
(Cost $45,484)		45,484
TOTAL INVESTMENTS — 100.04%
(Cost $10,817,059)		13,367,446
LIABILITIES IN EXCESS
OF OTHER ASSETS — (0.04)%		(5,196)
TOTAL NET ASSETS — 100.00%		$13,362,250

Percentages are stated as a percent of net assets.
ADR — American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issuer.
(c)	The rate quoted is the annualized seven-day effective yield as of June 30, 2011.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Funds Services, LLC.

The accompanying notes are an integral part of these finaancial statements.

COUNTRY VP Mutual Funds — Schedule of Investments June 30, 2011 (unaudited)

COUNTRY VP Bond Fund
	Principal
	Amount	Value
ASSET-BACKED SECURITIES — 1.67%
Citibank Credit Card Insurance Trust
4.150%, 07/07/2017	$75,000	$81,712
Countrywide Asset-Backed Certificates
5.549%, 08/25/2021	27,735	25,067
John Deere Owner Trust
4.890%, 03/16/2015	54,916	55,019
PG&E Energy Recovery Funding LLC
4.470%, 12/25/2014	100,000	104,532
Residential Asset Securities Corporation
4.767%, 10/25/2032 (a)	29,356	25,882
TOTAL ASSET-BACKED SECURITIES
(Cost $282,630)		292,212
CORPORATE BONDS — 32.42%
American Honda Finance Corporation
6.700%, 10/01/2013
(Acquired 09/24/2008, Cost $99,904) (b)	100,000	111,402
Archer-Daniels Midland Company
5.450%, 03/15/2018	100,000	113,529
AT&T, Inc.
5.500%, 02/01/2018	200,000	223,065
Baltimore Gas and Electric Company
6.730%, 06/12/2012	100,000	104,855
Bank of New York Mellon Corporation
4.500%, 04/01/2013	100,000	106,249
BHP Billiton Finance Ltd.
5.125%, 03/29/2012 (c)	100,000	103,568
Burlington Northern Santa Fe Railway Co.
5.750%, 03/15/2018	150,000	170,085
Canadian Pacific Railroad Company
5.750%, 05/15/2013 (c)	100,000	107,461
Citigroup, Inc.
5.500%, 08/27/2012	100,000	104,819
Coca Cola Enterprises, Inc.
7.375%, 03/03/2014	100,000	116,159
ConocoPhillips
6.650%, 07/15/2018	100,000	119,767
Credit Suisse New York
5.000%, 05/15/2013 (c)	100,000	106,741
Devon Energy Corp.
6.300%, 01/15/2019	75,000	88,201
Duke Energy Carolinas, LLC
5.750%, 11/15/2013	100,000	110,931
E.I. du Pont De Nemours & Co.
5.000%, 01/15/2013	50,000	53,194
General Electric Capital Corporation
5.000%, 06/27/2018 (a)	150,000	150,049
Harley-Davidson Funding Corp.
5.250%, 12/15/2012
(Acquired 12/05/2007, Cost $99,886) (b)	100,000	104,675
Hewlett Packard Co.
4.500%, 03/01/2013	200,000	211,810
Honeywell International, Inc.
4.250%, 03/01/2013	200,000	211,671
Ingersoll-Rand PLC
6.230%, 11/19/2027 (c)	150,000	168,781
International Business Machines Corporation
7.625%, 10/15/2018	100,000	127,183
JPMorgan Chase & Co.
5.375%, 10/01/2012	250,000	264,181
Kellogg Co.
5.125%, 12/03/2012	150,000	159,002
Kraft Foods, Inc.
6.750%, 02/19/2014	150,000	169,902
Merck & Co., Inc.
5.760%, 05/03/2037	75,000	85,397
Merrill Lynch & Co. Inc.
5.450%, 02/05/2013	150,000	159,119
New Valley Generation IV
4.687%, 01/15/2022	74,413	81,199
New York University
5.236%, 07/01/2032	100,000	99,467
Pfizer, Inc.
5.350%, 03/15/2015	150,000	169,122
Pitney Bowes Inc.
5.250%, 01/15/2037	50,000	51,798
Regions Bank
7.500%, 05/15/2018	50,000	52,285
Rio Tinto Finance USA Ltd.
5.875%, 07/15/2013 (c)	75,000	82,049
Simon Property Group LP
5.750%, 12/01/2015	100,000	112,252
Southern California Edison Co.
5.750%, 03/15/2014	100,000	111,872
Stanford University
4.750%, 05/01/2019	100,000	108,556
State Street Corp.
5.375%, 04/30/2017	100,000	113,053
Transocean, Inc.
5.250%, 03/15/2013 (c)	100,000	106,517
United Parcel Service, Inc.
4.500%, 01/15/2013	200,000	211,327
United Technologies Corp.
5.375%, 12/15/2017	150,000	171,165
Verizon Communications Inc.
5.500%, 02/15/2018	100,000	111,218
Vessel Management Services Inc.
4.960%, 11/15/2027	66,000	70,124
Wal-Mart Stores, Inc.
6.200%, 04/15/2038	100,000	110,807
Walt Disney Company
4.700%, 12/01/2012	150,000	158,442
Wells Fargo & Company
5.625%, 12/11/2017	150,000	165,691
William Wrigley Junior Co.
4.650%, 07/15/2015	40,000	41,963
TOTAL CORPORATE BONDS
(Cost $5,171,171)		5,680,703
MORTGAGE-BACKED SECURITIES — 14.22%
Bank of America Mortgage Securities Inc.
5.250%, 10/25/2020	37,362	33,258
Citicorp Mortgage Securities, Inc.
5.000%, 08/25/2020	16,988	16,506
6.000%, 11/25/2036	100,000	95,022
Federal Home Loan Mortgage Corp.
6.500%, 03/01/2015	22,502	23,899
4.000%, 11/15/2018	500,000	527,896
5.000%, 11/15/2018	189,908	203,925
5.750%, 12/15/2018	12,770	13,194
5.000%, 10/01/2020	40,697	43,978
5.000%, 10/15/2031	39,707	40,771

The accompanying notes are an integral part of these financial statements.

COUNTRY VP Mutual Funds — Schedule of Investments June 30, 2011 (unaudited)

COUNTRY VP Bond Fund (continued)
	Principal
	Amount	Value
Federal National Mortgage Association
3.500%, 09/01/2013	$18,523	$18,827
5.000%, 02/01/2014	28,209	29,998
5.000%, 05/01/2023	85,236	91,549
5.500%, 09/01/2025	68,072	74,183
5.500%, 02/01/2033	30,543	33,259
5.290%, 11/25/2033	105,256	114,861
5.500%, 12/01/2035	46,463	50,523
5.000%, 06/01/2038	80,722	85,906
6.500%, 02/25/2044	33,846	39,158
6.500%, 05/25/2044	42,340	47,241
General Electric Capital Commercial
Mortgage Corporation
4.706%, 05/10/2043	10,910	10,905
Government National Mortgage Association
5.500%, 10/20/2015	106,291	114,237
6.000%, 12/15/2031	35,873	40,163
6.000%, 02/15/2032	49,929	55,900
7.000%, 07/15/2032	24,107	28,191
5.000%, 07/15/2033	157,994	172,996
6.000%, 10/15/2036	83,747	93,495
Mortgage IT Trust
1.441%, 02/25/2035 (a)	34,662	30,839
Nomura Asset Acceptance Corporation
6.500%, 03/25/2034
(Acquired 01/20/2004, Cost $23,185) (b)	22,572	22,886
6.500%, 10/25/2034
(Acquired 08/18/2004, Cost $36,351) (b)	35,593	35,880
Residential Asset Securitization Trust
4.750%, 02/25/2019	34,588	34,927
Small Business Administration
Participation Certificates
5.080%, 11/01/2022	38,763	41,578
5.570%, 03/01/2026	59,751	64,798
Vendee Mortgage Trust
5.750%, 11/15/2032	50,000	54,625
Wells Fargo Mortgage Backed Securities Trust
4.419%, 10/25/2033 (a)	32,367	32,765
2.734%, 07/25/2036 (a)	91,378	73,544
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $2,342,474)		2,491,683
MUNICIPAL BONDS — 17.60%
Barrington, IL Build America
Unlimited General Obligation
5.370%, 12/15/2024	200,000	206,692
Chicago, IL Board of Education Build
America Unlimited General Obligation
6.038%, 12/01/2029	100,000	101,195
Chicago, IL Metropolitan Water Reclamation
District Build America General Obligation
5.720%, 12/01/2038	250,000	259,535
Dallas County, TX Hospital District Build
America General Obligation
5.348%, 08/15/2022	100,000	107,118
Indiana Public Schools Multi-School
Building Corp. Build America Revenue Bond
4.900%, 07/15/2022	200,000	206,298
Los Angeles, CA Unified School District Build
America Unlimited General Obligation
5.755%, 07/01/2029	100,000	101,403
New York, NY Build America
Unlimited General Obligation
5.206%, 10/01/2031	200,000	194,982
Pueblo, CO Board of Waterworks
Build America Revenue Bond
5.700%, 11/01/2029	100,000	99,340
State of Delaware Build America
Unlimited General Obligation
4.700%, 10/01/2021	200,000	211,910
State of Maryland Build America
Unlimited General Obligation
4.550%, 08/15/2024	200,000	205,878
State of Mississippi Unlimited
General Obligation
5.539%, 10/01/2029	100,000	101,708
State of Tennessee Unlimited
General Obligation
4.521%, 05/01/2021	100,000	103,607
State of Texas Build America
Unlimited General Obligation
5.517%, 04/01/2039	200,000	211,064
State of Washington Build America
Unlimited General Obligation
4.736%, 08/01/2024	200,000	204,424
University of California Build
America Revenue Bond
5.770%, 05/15/2043	100,000	98,985
University of Michigan Build
America Revenue Bond
4.926%, 04/01/2024	150,000	159,135
6.172%, 04/01/2030	100,000	105,670
University of Minnesota Build
America Revenue Bond
4.455%, 08/01/2025	100,000	96,713
Utah State Building Ownership Authority
Build America Revenue Bond
5.768%, 05/15/2030	100,000	101,200
Washington, MD Suburban Sanitation District
Build America Unlimited General Obligation
4.800%, 06/01/2025	100,000	102,917
York County, SC Fort Mill School District
Build America Unlimited General Obligation
5.500%, 03/01/2028	100,000	103,920
TOTAL MUNICIPAL BONDS
(Cost $2,998,587)		3,083,694
U.S. GOVERNMENT AGENCY ISSUES — 1.75% (d)
Federal Home Loan Bank
4.840%, 01/25/2012	33,231	33,899
4.500%, 01/15/2014	250,000	273,367
TOTAL U.S. GOVERNMENT AGENCY ISSUES
(Cost $282,854)		307,266

The accompanying notes are an integral part of these financial statements.

COUNTRY VP Mutual Funds — Schedule of Investments June 30, 2011 (unaudited)

COUNTRY VP Bond Fund (continued)
	Principal
	Amount	Value
U.S. TREASURY OBLIGATIONS — 8.36%
U.S. Treasury Bonds — 2.34%
5.375%, 02/15/2031	$350,000	$410,211
U.S. Treasury Inflation Index Bonds — 1.17%
2.375%, 01/15/2025	178,974	205,708
U.S. Treasury Inflation Index Notes — 4.85%
3.000%, 07/15/2012	500,348	522,082
1.875%, 07/15/2013	122,455	130,108
2.000%, 01/15/2014	182,579	196,700
		848,890
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,381,697)		1,464,809
SHORT-TERM INVESTMENTS — 23.35%
Commercial Paper — 13.41%
American Express Company	600,000	599,980
0.120% 07/11/2011
Household Finances Corp.	600,000	599,975
0.150% 07/11/2011
Prudential Funding Corp.	300,000	299,948
0.230% 07/28/2011
Toyota Motor Credit Corp.
0.150% 07/11/2011	600,000	599,975
0.150% 07/19/2011	250,000	249,982
		2,349,860
Money Market Funds — 9.94%
Federated Prime Obligations Fund
0.090% (e)	875,078	875,077
Fidelity Institutional Money Market Portfolio,
0.170% (e)	865,792	865,792
		1,740,869
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,090,729)		4,090,729
TOTAL INVESTMENTS — 99.37%
(Cost $16,550,142)		17,411,096
OTHER ASSETS IN EXCESS
OF LIABILITIES — 0.63%		111,198
TOTAL NET ASSETS — 100.00%		$17,522,294

Percentages are stated as a percent of net assets.

(a)	The coupon rate shown on variable rate securities represents the rates at June 30, 2011.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of June 30, 2011 these securities represented 1.57% of total net assets.

(c)	Foreign issuer.
(d)	Federal Home Loan Bank is supported by the right of the issuer to borrow from the U.S. Department of the Treasury.
(e)	The rate quoted is the annualized seven-day effective yield as of June 30, 2011.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Funds Services, LLC.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities June 30, 2011 (unaudited)

	COUNTRY VP	COUNTRY VP
	Growth Fund	Bond Fund
Assets:
Investments in securities:
At cost	$10,817,059	$16,550,142
At value	$13,367,446	$17,411,096
Cash	720	187
Dividends receivable	19,582	—
Interest receivable	2,722	149,884
Prepaid expenses and other assets	154	234
Total assets	13,390,624	17,561,401
Liabilities:
Payable for capital stock redeemed	872	1,914
Payable to Advisor	7,704	8,077
Accrued expenses and other liabilities	19,798	29,116
Total liabilities	28,374	39,107
Net Assets	$13,362,250	$17,522,294
Net Assets Consist of:
Paid in capital	10,978,274	16,580,677
Undistributed net investment income	149,137	4,421
Accumulated net realized gain (loss) on investments	(315,548)	76,242
Net unrealized appreciation on investment securities	2,550,387	860,954
Total — representing net assets applicable to outstanding capital stock	$13,362,250	$17,522,294

Net assets	$13,362,250	$17,522,294
Shares outstanding	1,084,995	1,672,750
Net asset value, redemption price and offering price per share	$12.32	$10.48

The accompanying notes are an integral part of these financial statements.

Statements of Operations for the Six Months Ended June 30, 2011 (unaudited)

	COUNTRY VP	COUNTRY VP
	Growth Fund	Bond Fund
Investment Income:
Dividends	$137,339	$—
Interest	3,969	378,545
Total investment income	141,308	378,545
Expenses:
Investment advisory fees (Note F)	49,646	44,127
Transfer agent fees	2,493	2,604
Professional fees	14,087	16,402
Printing	508	899
Custody fees	1,686	2,547
Administration fees	4,557	6,461
Accounting fees	4,061	10,875
Miscellaneous fees	1,501	1,974
Insurance	1,679	3,023
Trustees’ fees	3,136	4,356
Registration fees	433	686
Total expenses	83,787	93,954
Less: Expenses waived (Note F)	(24,212)	(32,176)
Net expenses	59,575	61,778
Net Investment Income	81,733	316,767
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	276,865	64,854
Net change in unrealized appreciation (depreciation) on investments	501,208	(9,842)
Net realized and unrealized gain on investments	778,073	55,012
Increase in Net Assets Resulting from Operations	$859,806	$371,779

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	COUNTRY VP Growth Fund		COUNTRY VP Bond Fund
	Six Months		Six Months
	Ended		Ended
	6/30/11	Year Ended	6/30/11	Year Ended
	(unaudited)	12/31/10	(unaudited)	12/31/10
Operations:
Net investment income	$81,733	$146,280	$316,767	$704,996
Net realized gain on investments	276,865	352,652	64,854	90,433
Net change in unrealized appreciation (depreciation) on investments	501,208	1,158,075	(9,842)	354,965
Net increase in net assets resulting from operations	859,806	1,657,007	371,779	1,150,394
Dividends and Distributions to Shareholders (Note B):
Net investment income	—	(127,608)	(312,346)	(714,412)
Net realized gains on investments	—	—	—	(69,566)
Total distributions	—	(127,608)	(312,346)	(783,978)
Capital Stock Transactions — Net (Note C)	(268,825)	(52,139)	(495,925)	(2,133,198)
Total increase (decrease) in net assets	590,981	1,477,260	(436,492)	(1,766,782)
Net Assets:
Beginning of period	12,771,269	11,294,009	17,958,786	19,725,568
End of period*	$13,362,250	$12,771,269	$17,522,294	$17,958,786
* Including undistributed net investment income of	$149,137	$67,404	$4,421	$—

The accompanying notes are an integral part of these financial statements.

Financial Highlights

The table below sets forth financial data for a share of capital stock outstanding throughout each of the periods presented.

	COUNTRY VP Growth Fund
	Six Months
	Ended
	June 30,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2011		December 31,	December 31,	December 31,	December 31,	December 31,
	(unaudited)		2010	2009	2008	2007	2006
Net asset value, beginning of period	$11.54		$10.16	$8.29	$12.28	$12.23	$11.47
Income from investment operations
Net investment income(1)	0.08		0.13	0.12	0.13	0.13	0.17
Net realized and unrealized gain/ (loss)	0.70		1.37	1.82	(3.89)	0.71	1.06
Total from investment operations	0.78		1.50	1.94	(3.76)	0.84	1.23
Less distributions
Dividends from net investment income	—		(0.12)	(0.07)	(0.13)	(0.13)	(0.17)
Distributions from capital gains	—		—	—	(0.10)	(0.66)	(0.30)
Return of capital	—		—	—	— (2)	—	—
Total distributions	—		(0.12)	(0.07)	(0.23)	(0.79)	(0.47)
Net asset value, end of period	$12.32		$11.54	$10.16	$8.29	$12.28	$12.23
Total investment return(3)	6.76	%(6)	14.88%	23.56%	-30.93%	6.88%	10.83%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$13,362		$12,771	$11,294	$9,276	$13,759	$13,418
Ratio of expenses to average net assets:
Before expense waiver
and reimbursement(4)	1.27	%(5)	1.40%	1.36%	1.30%	1.24%	1.32%
After expense waiver
and reimbursement(4)	0.90	%(5)	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income
to average net assets:
Before expense waiver
and reimbursement(4)	0.87	%(5)	0.77%	0.89%	0.81%	0.67%	1.02%
After expense waiver
and reimbursement(4)	1.24	%(5)	1.27%	1.35%	1.21%	1.01%	1.44%
Portfolio turnover rate	11.13	%(6)	28.82%	20.35%	21.82%	29.33%	26.70%

(1)	Net investment income per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout each year.
(2)	Amount represents less than $0.005 per share.
(3)	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy and would be lower if they did.
(4)	Ratios do not include fees and expenses of any variable annuity contract or variable life insurance policy.
(5)	Annualized.
(6)	Not Annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

The table below sets forth financial data for a share of capital stock outstanding throughout each of the periods presented.

	COUNTRY VP Bond Fund
	Six Months
	Ended
	June 30,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2011		December 31,	December 31,	December 31,	December 31,	December 31,
	(unaudited)		2010	2009	2008	2007	2006
Net asset value, beginning of period	$10.44		$10.28	$9.93	$10.06	$9.77	$9.84
Income from investment operations
Net investment income(1)	0.18		0.37	0.36	0.40	0.41	0.38
Net realized and unrealized gains (loss)	0.04		0.21	0.41	(0.07)	0.29	(0.07)
Total from investment operations	0.22		0.58	0.77	0.33	0.70	0.31
Less distributions
Dividends from net investment income	(0.18)		(0.38)	(0.36)	(0.41)	(0.41)	(0.38)
Distributions from capital gains	—		(0.04)	(0.06)	(0.05)	—	—
Return of capital	—		—	—	— (2)	—	—
Total distributions	(0.18)		(0.42)	(0.42)	(0.46)	(0.41)	(0.38)
Net asset value, end of period	$10.48		$10.44	$10.28	$9.93	$10.06	$9.77
Total investment return(3)	2.16	%(6)	5.70%	7.89%	3.35%	7.23%	3.34%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$17,522		$17,959	$19,726	$17,637	$16,788	$15,710
Ratio of expenses to average net assets:
Before expense waiver
and reimbursement(4)	1.06	%(5)	1.16%	1.17%	1.10%	1.05%	1.23%
After expense waiver
and reimbursement(4)	0.70	%(5)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income
to average net assets:
Before expense waiver
and reimbursement(4)	3.22	%(5)	3.09%	3.05%	3.64%	3.82%	3.28%
After expense waiver
and reimbursement(4)	3.58	%(5)	3.55%	3.52%	4.04%	4.17%	3.81%
Portfolio turnover rate	0.00	%(6)	2.28%	8.58%	31.72%	13.59%	11.46%

(1)	Net investment income per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout each year.
(2)	Amount represents less than $0.005 per share.
(3)	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy and would be lower if they did.
(4)	Ratios do not include fees and expenses of any variable annuity contract or variable life insurance policy.
(5)	Annualized.
(6)	Not Annualized.

The accompanying notes are an integral part of these financial statements.

COUNTRY VP Mutual Funds — Notes to Financial Statements June 30, 2011 (unaudited)

Note (A) Organization and Significant Accounting Policies:  The COUNTRY Mutual Funds Trust consists of a series of four funds (referred to herein as “COUNTRY Funds”). Each of the COUNTRY Funds has distinct investment objectives and policies. These financial statements contain two of the four COUNTRY Funds. The two COUNTRY VP Funds are as follows: COUNTRY VP Growth Fund (“VP Growth Fund”) and COUNTRY VP Bond Fund (“VP Bond Fund”) (collectively, the “Country VP Funds” or “Funds”). The COUNTRY Mutual Funds Trust was organized as a business trust under the laws of Delaware on August 13, 2001. The COUNTRY VP Funds commenced operations on November 17, 2003. The Funds are registered under the Investment Company Act of 1940 (the “Act”), as amended, as diversified, open-ended management investment companies.

The Funds’ prospectus provides descriptions of each Fund’s investment goals and principal strategies.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

(1)   Security Valuation: Securities are valued at fair value. In valuing a Fund’s assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange are valued at the last sale price on the business day as of which such value is being determined.  If there has been no sale on such exchange on such day, the security is valued at the closing bid price on such day.  Securities primarily traded in the NASDAQ Global Market, NASDAQ Global Select Market or the NASDAQ Capital Market for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities are valued at the last bid price on the day of valuation.  Securities traded only in the over-the-counter market are valued at the mean of the current bid and asked prices. Securities other than short-term securities may also be valued on the basis of prices provided by a pricing service when such prices are believed by the Advisor to reflect the fair market value of such securities. Short-term investments, such as those with a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates fair market value.  The money market funds held by the individual Funds are valued at net asset value. Securities may be valued at fair value as determined in good faith by the Board of Trustees.

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of June 30, 2011:

	VP Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer
Discretionary	$1,404,141	$—	$—	$1,404,141
Consumer Staples	1,952,887	—	—	1,952,887
Energy	1,992,209	—	—	1,992,209
Financials	1,442,822	—	—	1,442,822
Health Care	2,146,152	—	—	2,146,152
Industrials	1,194,492	—	—	1,194,492
Information
Technology	2,062,229	—	—	2,062,229
Materials	307,136	—	—	307,136
Telecommunication
Services	293,928	—	—	293,928
Utilities	417,775	—	—	417,775
Corporate Bond	—	108,191	—	108,191
Short-Term
Investments	45,484	—	—	45,484
Total Investments
in Securities	$13,259,255	$108,191	$—	$13,367,446

	VP Bond Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Asset-Backed
Securities	$—	$292,212	$—	$292,212
Corporate Bonds	—	5,680,703	—	5,680,703
Mortgage-Backed
Securities	—	2,491,683	—	2,491,683
Municipal Bonds	—	3,083,694	—	3,083,694
U.S. Government
Agency Issues	—	307,266	—	307,266
U.S. Treasury
Obligations	1,464,809	—	—	1,464,809
Short-Term
Investments
Commercial Paper	—	2,349,860	—	2,349,860
Money Market Funds	1,740,869	—	—	1,740,869
Total Investments
in Securities	$3,205,678	$14,205,418	$—	$17,411,096

The Level 2 securities are priced using inputs such as current yields, discount rates, credit quality, yields on computable securities, trading volume and maturity date.  The Funds did not invest in any Level 3 investments during the period.  The Funds did not have transfers into or out of Level 1 or Level 2 during the period.

COUNTRY VP Mutual Funds — Notes to Financial Statements June 30, 2011 (unaudited) (continued)

Recent Accounting Pronouncement

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”).  ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs.  ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.  Management is currently evaluating the impact of these amendments on the Funds’ financial statements.

(2)    Investment Income and Securities Transactions:   Dividend income, less foreign taxes withheld, if any, is recorded on the ex-dividend date. Interest income is accrued daily and adjusted, if necessary, for accretion of discount and amortization of premium. Securities transactions are accounted for on the trade date basis. Gains or losses on the sale of securities are determined by use of the specific identification method for both financial reporting and income tax purposes.

(3)    Federal Income Taxes: The Funds have elected to be treated as “regulated investment companies” under Subchapter M of the Internal Revenue Code and intend to distribute substantially all of their net taxable ordinary income and long-term capital gains, if any, at least annually. Accordingly, no provisions for Federal income and excise taxes have been recorded in the accompanying financial statements.

(4)    Dividends and Distributions:  Dividends and distributions to shareholders are recorded on the ex-dividend date.  Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(5)   Other:  Expenses shared by the Trust are generally allocated to each Fund based upon relative net assets. Expenses directly attributable to a Fund are allocated directly to that Fund.

Note (B) Dividends from Net Investment Income and Distributions of Capital Gains:  The VP Growth Fund declares and distributes net investment income dividends to shareholders twice a year. The VP Bond Fund declares and distributes net investment income dividends to shareholders monthly. Dividends are automatically reinvested in additional Fund shares, at the then current net asset value, for those shareholders that have elected the reinvestment option. Net realized gains from investment transactions, if any, of all Funds are distributed at least annually.

Note (C) Capital Stock: At June 30, 2011, each of the Funds is authorized to issue an unlimited number of shares.

Transactions in capital stock were as follows:

	VP Growth Fund				VP Bond Fund
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2011		December 31, 2010		June 30, 2011		December 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,832	$22,053	9,939	$104,050	5,619	$58,339	202,980	$2,139,746
Shares issued through
reinvestment of dividends	—	—	1,235	12,426	3,508	36,623	14,328	150,676
Shares redeemed	(23,430)	(290,878)	(16,364)	(168,615)	(56,530)	(590,887)	(415,434)	(4,423,620)
Net decrease in capital stock	(21,598)	$(268,825)	(5,190)	$(52,139)	(47,403)	$(495,925)	(198,126)	$(2,133,198)

Note (D) Investment Transactions:  Purchases and sales of investment securities, other than U.S. government obligations and short-term investments, for the period ended June 30, 2011, were as follows:

	Purchases	Sales
VP Growth Fund	$1,475,406	$1,597,735
VP Bond Fund	—	1,467,941

For the period ended June 30, 2011, the aggregate cost of purchases and proceeds from sales of U.S. government securities were as follows:

	Purchases	Sales
VP Growth Fund	$—	$—
VP Bond Fund	—	1,051,125

Note (E) Income Tax Information:  At December 31, 2010, the components of accumulated earnings (losses) on a tax basis were as follows:
	VP Growth Fund	VP Bond Fund
Cost of investments	$10,815,945	$16,860,731
Gross unrealized appreciation	$2,508,498	$967,293
Gross unrealized depreciation	(475,279)	(96,497)
Net unrealized appreciation	$2,033,219	$870,796
Undistributed ordinary income	$67,404	$—
Undistributed long-term capital gains	—	11,388
Total distributable earnings	$67,404	$11,388
Other accumulated losses	$(576,453)	$—
Total accumulated earnings	$1,524,170	$882,184

COUNTRY VP Mutual Funds — Notes to Financial Statements June 30, 2011 (unaudited) (continued)

For fiscal year 2010, there were differences between cost of investments for financial reporting and cost of investments for Federal income tax due to wash sales.

The tax character of distributions paid during the period ended June 30, 2011 and the year ended December 31, 2010 was as follows:

	Six Months	Year Ended
	Ended	December 31,
	June 30, 2011	2010
VP Growth Fund
Ordinary income	$—	$127,608
Long-term capital gain	—	—
	$—	$127,608

	Six Months	Year Ended
	Ended	December 31,
	June 30, 2011	2010
VP Bond Fund
Ordinary income	$312,346	$716,011
Long-term capital gain	—	67,967
	$312,346	$783,978

The Funds designated as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gains to zero for the tax year ended December 31, 2010.

Capital loss carryovers and post-October loss deferrals as of December 31, 2010 were as follows:

		Capital Loss
	Net Capital Loss Carryover(1)	Carryover Expiration	Post-October Losses(2)
VP Growth Fund(3)	$(576,453)	12/31/2017	$—
VP Bond Fund	—	—	—

(1)	Capital gain distributions will resume in the future to the extent gains are realized in excess of the available carryforwards.
(2)	Loss is recognized for tax purposes on January 1, 2011.
(3)	As of December 31, 2010, for federal income tax purposes, the Fund utilized $367,698 of capital loss carryforward.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. One of the more prominent changes addresses capital loss carryforwards. Under the Act, each fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in preenactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

At December 31, 2010, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.  Generally, tax authorities can examine all the tax returns filed for the last three years.  As of June 30, 2011, open Federal and State income tax years ended are December 31, 2008, December 31, 2009 and December 31, 2010.  The Funds have no examinations in progress.

Note (F) Advisory and Other Related Party Transactions:  Under its Advisory Agreement with the Funds, COUNTRY Fund Management, a department of COUNTRY Trust Bank (the “Advisor”), provides investment advisory services for the Funds. The Funds pay the Advisor at the following annual percentage rates of the average daily net assets of each Fund: VP Growth Fund, 0.75% and VP Bond Fund, 0.50%. These fees are accrued daily and paid to the Advisor monthly. COUNTRY Trust Bank serves as the Funds’ Custodian, without compensation after contractual waivers. Custody fees waived for VP Growth Fund and VP Bond Fund for the period ended June 30, 2011 were $1,686 and $2,547, respectively.

The Advisor has contractually agreed to reduce its fees and reimburse the VP Growth Fund to the extent total annualized expenses exceed 0.90% of average daily net assets and the VP Bond Fund to the extent total annualized expenses exceed 0.70% of average daily net assets.  The agreements with the Advisor and Custodian may be terminated at any time after May 31, 2012.

Investment advisory fees paid to the Advisor, and expenses reimbursed by the Advisor, for the period ended June 30, 2011, were as follows:
			Expenses
			Waived and
	Advisory	Advisory	Reimbursed
	Rate	Fee	by Advisor*
VP Growth Fund	0.75%	$49,646	$22,526
VP Bond Fund	0.50%	44,127	29,629

* Excludes waiver of custody fees.

At June 30, 2011, 92.17% of the shares outstanding of the VP Growth Fund and 89.67% of the shares outstanding of the VP

COUNTRY VP Mutual Funds — Notes to Financial Statements June 30, 2011 (unaudited) (continued)

Bond Fund were owned by COUNTRY Mutual Insurance Company.

The legal counsel to the Funds also serves as in-house counsel to the Advisor and COUNTRY Trust Bank and as Secretary to the Funds. Legal fees incurred by the VP Growth Fund and VP Bond Fund for the six months ended June 30, 2011 were $3,255 and $5,017, respectively.  Legal fees are included in professional fees in the Statements of Operations.  Certain other officers of the Trust are also officers of the Advisor.  Trustees affiliated with the Advisor receive no compensation from the Funds.

Note (G) Subsequent Events:  In preparing these financial statements, the Funds have evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.  On August 26, 2011, the COUNTRY VP Funds closed and liquidated pursuant to a plan adopted by the Board of Trustees.

Availability of Proxy Voting Information

Information regarding how the Funds vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free at 1-800-245-2100 and the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the twelve months ended June 30, 2011 is available on the SEC’s website at www.sec.gov or by calling the toll-free number listed above.

Availability of Quarterly Portfolio Schedule

The Funds file their complete schedules of portfolio holdings with the SEC on Form N-Q. The Funds will file Form N-Q for the first and third quarters of each fiscal year. The Funds’ Form N-Q are on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Statement of Additional Information (SAI):

The SAI contains more detailed information on all aspects of the Funds. It has been filed with the Securities and Exchange Commission and is incorporated by reference.

To request a free copy of the current SAI please write or call

COUNTRY Funds
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
(800) 245-2100

or contact

COUNTRY Fund Management,
a department of
COUNTRY Trust Bank
(309) 821-4600

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Reports and other information about the Funds are available on the EDGAR Database on the SEC’s website at www.sec.gov.  You may request documents from the SEC, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by calling the SEC at 1-800-SEC-0330, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.  To aid you in obtaining this information, the Funds’ 1940 Act registration number is 811-10475.

Investment management, retirement, trust and planning services

COUNTRY Trust Bank
1705 N. Towanda Ave., PO Box 2020
Bloomington, IL 61702-2020
www.countryinvestment.com

SEC file # 811-10475

(This Page Intentionally Left Blank.)

COUNTRY Mutual Funds Trust

COUNTRY VP Growth Fund
COUNTRY VP Bond Fund

Board of Trustees

Robert W. Weldon
Philip T. Nelson
William G. Beeler
Charles M. Cawley
Roger D. Grace
Darrel L. Oehler
Teresa M. Palmer
Carson H. Varner Jr.

Officers

Philip T. Nelson, President
Richard L. Guebert, Jr., Vice President
Bruce D. Finks, Vice President
Wade V. Harrison, Vice President
John D. Blackburn, Vice President
Martin L. Angel, Vice President
Derek C. Vogler, Vice President
James M. Jacobs, General Counsel
  and Secretary
Alan K. Dodds, Treasurer
Peter J. Borowski, Controller
Barbara L. Mosson, Chief Compliance Officer
  and Anti-Money Laundering Compliance Officer

Investment Advisor

COUNTRY Fund Management, a Department of
  COUNTRY Trust Bank
Bloomington, Illinois

Distributor

COUNTRY Capital Management Company
Bloomington, Illinois

Transfer Agent

U.S. Bancorp Fund Services, LLC
Milwaukee, Wisconsin

Custodian

COUNTRY Trust Bank
1705 N. Towanda Ave.
Bloomington, Illinois  61702-2020
www.countryinvestment.com

Independent Registered Public Accounting Firm

Ernst & Young LLP
Milwaukee, Wisconsin

General Counsel

James M. Jacobs, Esq.
Office of the General Counsel
Bloomington, Illinois

This Report has been prepared for the general information of shareholders of the Funds and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective Prospectus which contains details concerning the sales charge and other pertinent information.

F30-113-06 (08/11)

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  COUNTRY Mutual Funds Trust

By (Signature and Title)*                    /s/ Philip T. Nelson
Philip T. Nelson, President

Date     8/24/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                    /s/ Philip T. Nelson
Philip T. Nelson, President

Date     8/24/2011

By (Signature and Title)*                    /s/ Alan Dodds
Alan Dodds, Treasurer

Date     8/24/2011

* Print the name and title of each signing officer under his or her signature.